CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING (Tables)	12 Months Ended
Dec. 31, 2025
CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING [Abstract]
Schedule of Composition of Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing	We present below the composition of cash collateral, reverse repurchase agreements, securities borrowing and financial transactions to be settled:

	2025	2024
	S/(000)	S/(000)

Reverse repurchase agreement and security borrowings (i)	1,400,487	670,454
Cash collateral on repurchase agreements and security lendings (ii)	287,907	362,723
Financial transactions to be settled (iii)	488,806	—
Total	2,177,200	1,033,177

Schedule of Financing To Customers Through Reverse Repurchase Agreements and Securities Borrowing	Credicorp, through its subsidiaries, provides financing to its customers through reverse repurchase agreements and securities borrowing, in which a financial instrument serves as collateral. Details of said transactions are as follows:

		2025						2024
	Currency	Average interest rate	Up to 3 days	From 3 to 30 days	More than 30 days	Carrying amount	Fair value of underlying assets	Average interest rate	Up to 3 days	From 3 to 30 days	More than 30 days	Carrying amount	Fair value of underlying assets
		%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Instruments issued by the Colombian Government(*)	Colombian pesos	8.27	105,484	878,326	26,166	1,009,976	997,089	8.09	174,598	274,114	154,743	603,455	594,096
Instruments issued by the Chilean Government	Chilean pesos	0.40	19,326	–	–	19,326	19,326	—	–	–	–	–	–
Other instruments	Several	1.80	78,985	292,200	–	371,185	347,484	2.64	34,065	9,562	23,372	66,999	66,993
			203,795	1,170,526	26,166	1,400,487	1,363,899		208,663	283,676	178,115	670,454	661,089
(*) This mainly corresponds to Credicorp Capital Colombia, an entity that acquired sovereign financial instruments issued by the Government of Colombia, for an amount equivalent to S/817.7 million.
(ii)    As of December 31, 2025, the balance mainly comprises cash guarantees in U.S. Dollar and Bolivianos. Cash guarantees were delivered to the Central Bank of Bolivia, received in Bolivianos and U.S. Dollar for the equivalent of S/275.3 million (S/343.6 million, as of December 31, 2024).
The guarantee fund accrues interest at an average annual effective rate in accordance with market rates. The liability related to this transaction is presented under the heading "Accounts payable for repurchase and lending agreements of securities" in the consolidated statement of financial position, see paragraph (c).
(iii)    As of December 31, 2025, the Group reports accounts receivable arising from short sale transactions carried out with various financial counterparties. These transactions are pending settlement and are expected to be settled in the coming days.

Schedule of Payables from Repurchase Agreements and Securities Lending	Credicorp, through its subsidiaries, obtains financing through “Payables from repurchase agreements and securities lending” by selling financial instruments and committing to repurchase them at future dates, including interest at a fixed rate. The details of said transactions are as follows:

		2025						2024
	Currency	Average interest rate	Up to 3 days	From 3 to 30 days	More than 30 days	Carrying amount	Fair value of underlying assets	Average interest rate	Up to 3 days	From 3 to 30 days	More than 30 days	Carrying amount	Fair value of underlying assets
		%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Debt instruments (c)	Several	–	178,257	2,295,318	3,954,695	6,428,270	6,755,367	–	281,977	–	7,547,457	7,829,434	8,155,962
Instruments issued by the Colombian Government	Colombian Pesos	5.63	523,831	726,554	–	1,250,385	1,242,159	4.68	127,103	721,207	–	848,310	848,310
Instruments issued by the Chilean Government	Chilean pesos	0.38	116,167	–	–	116,167	116,197	0.46	83,375	–	–	83,375	83,398
Other instruments	Several	0.97	57,746	8,921	382,298	448,965	448,973	5.11	46,843	4,976	247,772	299,591	299,603
			876,001	3,030,793	4,336,993	8,243,787	8,562,696		539,298	726,183	7,795,229	9,060,710	9,387,273

Schedule of Repurchase Agreement Secured with Cash and Investments	As of December 31, 2025, and 2024, the Group has repurchased agreements secured with: (i) cash, see Note 4(a) and (ii) investments, see Note 6(b). This item consists of the following:

		2025			2024
			Carrying			Carrying
Counterparties	Currency	Maturity	amount	Collateral	Maturity	amount	Collateral
			S/(000)			S/(000)

BCRP	Sol	January 2026 / March 2026	4,730,494	Investments	January 2025 / September 2025	6,115,254	Investments
Barclays Bank PLC	U.S. Dollar	March 2028 / December 2028	508,149	Investments	−	–	−
Natixis S.A.	Sol	August 2028	270,000	Investments	August 2028	270,000	Investments
Banco Central de Bolivia	Boliviano / U.S. Dollar	March 2026	236,527	Cash / Investments	March 2026	343,571	Cash
Banco Santander Perú	Sol	January 2026	200,001	Investments	−	–	−
Banco de la República de Colombia	Colombian peso	January 2026	178,172	Investments	January 2025	281,837	Investments
Citigroup Global Markets Limited	U.S. Dollar	August 2026	151,335	Investments	August 2026	169,380	Investments
Natixis S.A.	U.S. Dollar	August 2026	84,075	Investments	August 2026	94,100	Investments
Barclays Capital I.N.C.	Sol	August 2028	9,090	Investments	August 2028	9,090	Investments
BCRP - Reactiva Perú (*)	Sol	−	–	Loans guaranteed by National Government	May 2025 / December 2025	459,775	Loans guaranteed by National Government
BCRP - Reactiva Perú Especial (*)	Sol	−	–	Loans guaranteed by National Government	October 2025 / December 2025	19,212	Loans guaranteed by National Government
Balance before accrued interest			6,367,843			7,762,219
Accrued interest			60,427			67,215
Total			6,428,270			7,829,434
(*)Relates to contract transactions whereby BCP and Mibanco sell representative credit instruments guaranteed by the Central Reserve Bank of Peru (BCRP), receive Peruvian soles, and are obligated to repurchase them at a later date. The representative credit instruments secured by the National Government guarantee may take the form of a portfolio of representative credit instruments or Participation Certificates in a trust of a loan portfolio guaranteed by the National Government (Special Reactiva). The BCRP will charge a fixed annual interest rate in Peruvian soles of 0.5 percent on the transaction and will include a twelve-month grace period with no payment of interest or principal. As of December 31, 2025, the Bank and its Subsidiaries do not maintain repurchase agreements secured by credits under the Reactiva Perú program (S/533.1 million as of December 31, 2024).